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THE GABELLI U.S. TREASURY MONEY MARKET FUND
SUMMARY OF THE FUND
Investment Objective
The Fund seeks to provide high current income consistent with the preservation of principal and liquidity.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold Class AAA, Class A, or Class C shares of the Fund. You may also incur usual and customary brokerage commissions and other charges when buying and selling shares that are not reflected in the fee table and expense example below.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - THE GABELLI U.S. TREASURY MONEY MARKET FUND - USD ($)	Class AAA Shares	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none	none	none
Redemption Fees	$ 5.00	$ 5.00	$ 5.00
Exchange Fee	none	none	none
Account Closeout Fee	$ 5.00	$ 5.00	$ 5.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - THE GABELLI U.S. TREASURY MONEY MARKET FUND	Class AAA Shares	Class A	Class C
Management Fees	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses	0.08%	0.08%	0.08%

Expense Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that you pay the maximum contingent deferred sales charge (you had exchanged into the Fund when you were still subject to a deferred sales charge (for Class A and C shares only)), and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - THE GABELLI U.S. TREASURY MONEY MARKET FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class AAA Shares	13	31	50	108
Class A	13	31	50	108
Class C	113	31	50	108

You would pay the following expenses if you did not redeem your shares of the Fund:
Expense Example, No Redemption - THE GABELLI U.S. TREASURY MONEY MARKET FUND - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class AAA Shares	8	26	45	103
Class A	8	26	45	103
Class C	8	26	45	103

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 99.5% of its total assets in cash, U.S. Treasury obligations, including U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds, and U.S. Treasury strips (“U.S. Treasury Obligations”), and repurchase agreements that are collateralized fully by such obligations or cash and at least 80% of its net assets in U.S. Treasury Obligations and repurchase agreements that are collateralized fully by such obligations. Currently, the Fund invests exclusively in such U.S. Treasury Obligations.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). Within these requirements, the Fund will seek to maintain a net asset value of $1.00 per share. Other requirements pertain to the maturity, liquidity, and credit quality of the securities in which the Fund may invest. The Fund will only invest in securities which have, or are deemed to have, a remaining maturity of 397 days or less. In addition, the dollar-weighted average maturity for all securities contained in the Fund is required to be sixty days or less. The Fund will also limit its dollar-weighted average life (portfolio maturity measured without reference to any maturity shortening provisions of adjustable rate securities by reference to their interest rate reset date) to 120 days.

The Fund qualifies as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the 1940 Act. “Government money market funds” are required to invest at least 99.5% of their total assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose liquidity fees. While the Fund’s Board of Trustees (the “Board”) may elect to subject the Fund to liquidity fees in the future, it has not elected to do so at this time.

The Manager may consider the following factors when buying and selling securities for the Fund: (i) portfolio liquidity and (ii) redemption requests.

Principal Risks
Performance

The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing the Fund’s average annual returns for one year, five years, and ten years. For current 7 day yield information on the Fund, call 800-GABELLI (800-422-3554). As with all mutual funds, the Fund’s past performance does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.

THE GABELLI U.S. TREASURY MONEY MARKET FUND (Total Returns for Class AAA Shares for the Years Ended December 31)

During the calendar years shown in the bar chart, the highest return for a quarter was 1.35% (quarter ended December 31, 2023), and the lowest return for a quarter was 0.00% (quarter ended September 30, 2021).

Average Annual Total Returns (for the years ended December 31, 2023)
Average Annual Total Returns - THE GABELLI U.S. TREASURY MONEY MARKET FUND	1 Year	5 Years	10 Years
Class AAA Shares	4.79%	1.72%	1.10%
Class A	4.79%	1.72%	1.10%
Class C	4.79%	1.72%	1.10%

THE GABELLI U.S. TREASURY MONEY MARKET FUND | All Risk [Member]

You may want to invest in the Fund if:

●	you desire a fund with lower expenses than the average U.S. Treasury money market fund

●	you seek stability of principal more than growth of capital or high current income

●	you seek income free from state and local taxes

●	you intend to exchange into other Gabelli sponsored mutual funds

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The Fund’s yield will fluctuate as the short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. The following are the principal risks that could reduce the Fund’s income level and/or share per price:

THE GABELLI U.S. TREASURY MONEY MARKET FUND | Government Money Market Fund Risk [Member]

●	Government Money Market Fund Risk. The Fund is a “government money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “government money market fund” is a money market fund that invests 99.5 percent or more of its total assets in cash, government securities, and repurchase agreements that are collateralized fully. As a “government money market fund,” the Fund can value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. Changes in government regulations may adversely affect the value of a security held by the Fund. These changes may result in reduced yields for money market funds, including the Fund. The SEC or other regulators may adopt additional money market fund reforms impacting the Fund’s structure, operation, or performance.

THE GABELLI U.S. TREASURY MONEY MARKET FUND | U S Treasury Securities Risk [Member]
●	U.S. Treasury Securities Risk. U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes, and bonds. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Such securities are subject to variations in market value due to fluctuations in interest rates and in government policies, but, if held to maturity, are expected to be paid in full (either at maturity or thereafter). However, from time to time, a high national debt level, and uncertainty regarding negotiations to increase the U.S. government’s debt ceiling and periodic legislation to fund the government, could increase the risk that the U.S. government may default on its obligations and/or lead to a downgrade of the credit rating of the U.S. government. Such an event could adversely affect the value of investments in securities backed by the full faith and credit of the U.S. government and the Fund’s ability to preserve the value of your investment, and lead to significant disruptions in U.S. and global markets.

THE GABELLI U.S. TREASURY MONEY MARKET FUND | Credit Risk [Member]
●	Credit Risk. The risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease.

THE GABELLI U.S. TREASURY MONEY MARKET FUND | Infectious Illness Risk [Member]
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Infectious Illness Risk. A widespread outbreak of an infectious illness, such as the COVID-19 pandemic, may result in travel restrictions, disruption of healthcare services, prolonged quarantines, cancellations, supply chain disruptions, business closures, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic, social and political impacts. Such events may adversely affect the Fund, its investments, and the value of your investment in the Fund. The fallout from the COVID-19 pandemic and its subsequent variants, and the long-term impact on economies, markets, industries and individual issuers, are not known.

THE GABELLI U.S. TREASURY MONEY MARKET FUND | Interest Rate Risk [Member]
●	Interest Rate Risk. This risk refers to the decline in the prices of fixed income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of Fund assets and could impair the Fund’s ability to maintain a stable net asset value. Recently, the Federal Reserve has been raising interest rates from historically low levels. The Federal Reserve’s aggressive increases to the federal funds rate may present a greater risk than has historically been the case due to the previous prolonged period of low interest rates and the market’s reaction to the Federal Reserve’s initiatives. Furthermore, there is no way of predicting or knowing when, or if, the Federal Reserve may enact cuts to the federal funds rate.

THE GABELLI U.S. TREASURY MONEY MARKET FUND | Liquidity Risk [Member]
●	Liquidity Risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the Fund’s ability to maintain a stable net asset value, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the Fund may impair the Fund’s ability to maintain a stable net asset value.